NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
Non Controlling Interest [Abstract]
Summary of Brookfield Renewables non-controlling interests
Brookfield Renewable’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2021	2020
Participating non-controlling interests – in operating subsidiaries	$12,303	$11,100
General partnership interest in a holding subsidiary held by Brookfield	59	56
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,894	2,721
BEPC exchangeable shares	2,562	2,408
Preferred equity	613	609
Perpetual subordinated notes	592	—
	$19,023	$16,894

Disclosure of significant investments non-controlling interest in subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	TerraForm Power public non-controlling interests	Other	Total
As at December 31, 2018	$900	$1,929	$3,496	$—	$276	$124	$2,212	$15	$1,002	$335	$10,289
Net income(loss)	—	(13)	6	6	19	17	154	1	(79)	2	113
Other comprehensive income (loss)	46	134	427	(3)	61	(41)	266	2	112	—	1,004
Capital contributions	—	—	2	159	268	—	—	(2)	244	3	674
Disposals	—	(87)	—	—	—	—	—	—	—	(85)	(172)
Distributions(1)	(24)	(120)	(332)	—	(1)	(11)	(259)	(1)	(66)	(30)	(844)
Other	—	8	20	1	(5)	—	2	(2)	(5)	3	22
As at December 31, 2019	922	1,851	3,619	163	618	89	2,375	13	1,208	228	11,086
Net income (loss)	(13)	(21)	(52)	15	35	16	130	—	(31)	101	180
Other comprehensive income (loss)	100	196	413	—	11	27	325	2	2	36	1,112
Capital contributions	—	9	23	246	—	—	—	—	—	242	520
Return of capital	—	(3)	(109)	—	(35)	—	—	—	—	—	(147)
Disposals	—	—	—	—	—	—	—	—	—	(15)	(15)
Distributions(1)	(8)	(38)	(204)	(13)	(1)	(34)	(180)	—	(35)	(38)	(551)
Special distribution/TerraForm Power acquisition	—	—	—	—	—	—	—	—	(1,101)	—	(1,101)
Other	1	—	(67)	(1)	(1)	(1)	1	(1)	(43)	128	16
As at December 31, 2020	1,002	1,994	3,623	410	627	97	2,651	14	—	682	11,100
Net income (loss)	5	43	(16)	38	4	16	113	1	—	5	209
Other comprehensive income (loss)	(122)	445	196	150	163	28	(107)	—	—	86	839
Capital contributions	—	6	10	924	—	—	—	—	—	181	1,121
Disposals	(181)	(214)	—	—	—	—	—	—	—	—	(395)
Distributions(1)	(18)	(32)	(350)	(114)	(25)	(8)	(215)	(1)	—	(47)	(810)
Other	(1)	11	155	2	205	(1)	—	(1)	—	(131)	239
As at December 31, 2021	$685	$2,253	$3,618	$1,410	$974	$132	$2,442	$13	$—	$776	$12,303
Interests held by third parties	75%-78%	43%-60	23%-71%	75%	50%	25%	53%	0.3%	—%	0.3%-50%
(1)Distributions paid during the year ended December 31, 2021, totaled $810 million (2020: $551 million and 2019: $844 million)

Disclosure of financial information of significant investments non-controlling interest in subsidiaries
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III(1)	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen (2)	TerraForm Power	Other	Total
Interests held by third parties	75%-78%	43%-60%	69%-71%	75%	50%	25%	76%	36%	0.3%-74%
Place of business	United States, Brazil	United States, Brazil, Europe	United States, Brazil, Europe, India, China	United States , Brazil, India, China	Canada	United States	Colombia	North America, South America, Europe	United States, Brazil, Canada, Colombia
Year ended December 31, 2019:
Revenue	$155	$451	$255	$39	$96	$145	$971	$991	$29	$3,132
Net income	2	(20)	10	9	42	67	293	(207)	6	202
Total comprehensive income (loss)	61	294	359	4	138	(99)	1,007	90	17	1,871
Net income allocated to non-controlling interests	—	(13)	8	6	19	17	220	(149)	5	113
Year ended December 31, 2020:
Revenue	$137	$346	$189	$85	$123	$141	$874	$1,161	$20	$3,076
Net income (loss)	(15)	(34)	(2)	20	73	65	247	(360)	173	167
Total comprehensive income (loss)	109	345	160	19	108	173	866	238	176	2,194
Net income (loss) allocated to non-controlling interests	(13)	(21)	(4)	15	38	16	187	(158)	120	180
As at December 31, 2020:
Property, plant and equipment, at fair value	$1,785	$5,314	$2,609	$724	$1,877	$1,037	$8,150	$11,606	$276	$33,378
Total assets	1,833	5,562	3,101	1,129	3,579	1,045	9,130	12,767	440	38,586
Total borrowings	483	1,629	832	427	1,672	549	1,822	6,890	94	14,398
Total liabilities	550	1,950	926	581	2,067	557	4,131	9,365	127	20,254
Carrying value of non-controlling interests	1,002	1,994	1,545	410	675	97	3,794	1,434	149	11,100
Year ended December 31, 2021:
Revenue	$137	$302	$195	$316	$81	$136	$929	$1,239	$19	$3,354
Net income (loss)	7	64	1	50	10	62	214	(245)	66	229
Total comprehensive income (loss)	(161)	895	348	252	329	173	11	(243)	187	1,791
Net income allocated to non-controlling interests	5	43	2	38	4	16	162	(109)	48	209
As at December 31, 2021:
Property, plant and equipment, at fair value	$1,053	$5,578	$2,861	$4,440	$2,417	$1,129	$8,497	$10,867	$321	$37,163
Total assets	1,087	5,673	3,510	5,460	2,741	1,140	9,498	11,939	374	41,422
Total borrowings	179	1,331	1,048	2,768	516	507	2,224	6,902	93	15,568
Total liabilities	205	1,552	1,180	3,356	576	511	4,896	8,916	151	21,343
Carrying value of non-controlling interests	685	2,253	1,658	1,410	1,029	132	3,493	1,344	299	12,303
(1)Excludes information relating to Isagen and TerraForm Power which are presented separately.
(2)The total third party ownership interest in Isagen as of December 31, 2021 was 75.9% and comprised of Brookfield Infrastructure Fund III: 23.0%, Isagen Institutional investors 52.6% and other non-controlling interests: 0.3%.

Summary of composition of the distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2021	2020	2019
General partnership interest in a holding subsidiary held by Brookfield	$5	$5	$5
Incentive distribution	80	65	50
	85	70	55
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	237	250	268
BEPC exchangeable shares held by
Brookfield	53	42	—
External shareholders	156	74	—
Total BEPC exchangeable shares	209	116	—
	$531	$436	$323
The composition of the distributions are presented in the following table:

(MILLIONS)	2021	2020
Brookfield	$84	$98
External LP unitholders	251	251
	$335	$349

Disclosure of summary financial information
The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield:

(MILLIONS)	2021	2020	2019
For the year ended December 31:
Revenue	$4,096	$3,810	$3,971
Net income	(66)	(45)	80
Comprehensive income	2,700	2,229	2,025
Net income (loss) allocated to(1):
General partnership interest in a holding subsidiary held by Brookfield	77	62	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	(135)	(133)	(65)
BEPC exchangeable shares	(119)	(49)	—
As at December 31:
Property, plant and equipment, at fair value	$49,432	$44,590
Total assets	55,867	49,722
Total borrowings	21,529	18,082
Total liabilities	31,871	27,955
Carrying value of (2):
General partnership interest in a holding subsidiary held by Brookfield	59	56
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,894	2,721
(1)Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 172.2 million and 274.9 million, respectively (2020: 4.0 million, 194.5 million, 139.9 million and 271.1 million, respectively and 2019: 4.0 million, 194.5 million, nil and 268.3 million, respectively).
(2)Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units of 4.0 million, 194.5 million, 172.2 million and 275.1 million, respectively (2020: 4.0 million, 194.5 million, 172.2 million and 274.8 million, respectively).

Disclosure of preference shares
Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

	Shares outstanding	Cumulative dividend rate (%)	Earliest permitted redemption date	Dividends declared for the year ended December 31		Carrying value as at
(MILLIONS, EXCEPT AS NOTED)				2021	2020	December 31, 2021	December 31, 2020
Series 1 (C$136)	6.85	3.1	April 2025	$4	$3	$135	$134
Series 2 (C$113)(1)	3.11	2.8	April 2025	2	3	62	62
Series 3 (C$249)	9.96	4.4	July 2024	9	8	197	195
Series 5 (C$103)	4.11	5.0	April 2018	4	4	81	81
Series 6 (C$175)	7.00	5.0	July 2018	7	7	138	137
	31.03			$26	$25	$613	$609
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.